Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(1)	1,422	$ 174,238
Curtiss-Wright Corp.	939	109,253
HEICO Corp.	1,035	137,034
Hexcel Corp.	1,908	92,519
Mercury Systems, Inc.(1)	1,209	106,464
Teledyne Technologies, Inc.(1)	839	328,871
		$ 948,379
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	2,898	$272,035
Expeditors International of Washington, Inc.	3,586	341,064
XPO Logistics, Inc.(1)	1,983	236,374
		$849,473
Airlines — 1.0%
Alaska Air Group, Inc.	2,569	$133,588
American Airlines Group, Inc.(2)	12,447	196,289
Delta Air Lines, Inc.	13,550	544,846
JetBlue Airways Corp.(1)	5,607	81,526
Southwest Airlines Co.	12,525	583,790
		$1,540,039
Auto Components — 1.0%
Aptiv PLC	5,655	$736,790
Autoliv, Inc.	1,903	175,266
BorgWarner, Inc.	5,066	195,750
Gentex Corp.	5,176	175,622
Lear Corp.	1,301	206,898
		$1,490,326
Automobiles — 0.6%
Ford Motor Co.	80,872	$710,865
Harley-Davidson, Inc.	3,186	116,926
Thor Industries, Inc.(2)	1,189	110,565
		$938,356
Banks — 3.5%
Bank OZK	2,554	$79,864
BOK Financial Corp.	689	47,183
Citizens Financial Group, Inc.	8,878	317,477
Comerica, Inc.	2,931	163,726
Commerce Bancshares, Inc.	2,441	160,374
Community Bank System, Inc.	1,076	67,046
Cullen/Frost Bankers, Inc.	1,191	103,891
Security	Shares	Value
Banks (continued)
East West Bancorp, Inc.	2,863	$ 145,183
Fifth Third Bancorp	14,683	404,810
First Citizens Bancshares, Inc., Class A	118	67,764
First Financial Bankshares, Inc.	2,515	90,980
First Horizon Corp.	11,770	150,185
First Republic Bank	3,555	522,336
Glacier Bancorp, Inc.	1,916	88,155
Huntington Bancshares, Inc.	20,643	260,721
KeyCorp	20,291	332,975
M&T Bank Corp.	2,662	338,873
People's United Financial, Inc.	9,188	118,801
Pinnacle Financial Partners, Inc.	1,492	96,085
Popular, Inc.	1,627	91,633
Prosperity Bancshares, Inc.	1,883	130,605
Regions Financial Corp.	19,984	322,142
Signature Bank	1,101	148,954
SVB Financial Group(1)	1,068	414,202
Synovus Financial Corp.	3,038	98,340
TCF Financial Corp.	3,003	111,171
United Bankshares, Inc.	2,477	80,255
Valley National Bancorp	8,715	84,971
Western Alliance Bancorp	2,037	122,118
Zions Bancorp NA	3,492	151,692
		$5,312,512
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc.(1)	2,305	$123,225
Acceleron Pharma, Inc.(1)	1,051	134,465
Agios Pharmaceuticals, Inc.(1)	1,270	55,029
Alexion Pharmaceuticals, Inc.(1)	4,547	710,423
Allakos, Inc.(1)(2)	605	84,700
Allogene Therapeutics, Inc.(1)	1,583	39,955
Alnylam Pharmaceuticals, Inc.(1)	2,374	308,549
Amicus Therapeutics, Inc.(1)	5,507	127,157
Arena Pharmaceuticals, Inc.(1)	1,125	86,434
Arrowhead Pharmaceuticals, Inc.(1)	1,989	152,616
Biohaven Pharmaceutical Holding Co., Ltd.(1)	1,106	94,795
BioMarin Pharmaceutical, Inc.(1)	3,725	326,645
Bluebird Bio, Inc.(1)	1,485	64,256
Blueprint Medicines Corp.(1)	1,153	129,309
Bridgebio Pharma, Inc.(1)(2)	1,611	114,558
ChemoCentryx, Inc.(1)	1,119	69,288
Deciphera Pharmaceuticals, Inc.(1)	872	49,765
Denali Therapeutics, Inc.(1)	1,582	132,508
Emergent BioSolutions, Inc.(1)	900	80,640
Exact Sciences Corp.(1)(2)	3,220	426,618
Exelixis, Inc.(1)	6,433	129,110

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
FibroGen, Inc.(1)(2)	1,673	$ 62,052
Global Blood Therapeutics, Inc.(1)	1,218	52,752
Halozyme Therapeutics, Inc.(1)(2)	2,654	113,352
Incyte Corp.(1)	3,759	326,958
Ionis Pharmaceuticals, Inc.(1)	2,704	152,884
Iovance Biotherapeutics, Inc.(1)	2,898	134,467
Mirati Therapeutics, Inc.(1)	962	211,294
Moderna, Inc.(1)	6,468	675,712
Natera, Inc.(1)	1,633	162,516
Neurocrine Biosciences, Inc.(1)	1,942	186,141
PTC Therapeutics, Inc.(1)	1,367	83,428
Sarepta Therapeutics, Inc.(1)	1,548	263,919
Ultragenyx Pharmaceutical, Inc.(1)	1,278	176,914
United Therapeutics Corp.(1)	885	134,334
Vir Biotechnology, Inc.(1)(2)	900	24,102
		$6,200,870
Building Products — 2.4%
AAON, Inc.	901	$60,034
Advanced Drainage Systems, Inc.	1,123	93,860
Allegion PLC	2,185	254,290
Armstrong World Industries, Inc.	895	66,579
Carrier Global Corp.	17,380	655,574
Fortune Brands Home & Security, Inc.	2,810	240,873
Johnson Controls International PLC	15,108	703,882
Masco Corp.	5,140	282,340
Owens Corning	3,325	251,902
Trane Technologies PLC	4,970	721,445
Trex Co., Inc.(1)	2,281	190,965
UFP Industries, Inc.	1,258	69,882
		$3,591,626
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	906	$92,140
Ameriprise Financial, Inc.	2,444	474,943
Ares Management Corp., Class A	1,983	93,300
Cboe Global Markets, Inc.	2,236	208,216
Cohen & Steers, Inc.	563	41,831
FactSet Research Systems, Inc.	958	318,535
Franklin Resources, Inc.	6,023	150,515
Hamilton Lane, Inc., Class A	788	61,503
Houlihan Lokey, Inc.	1,144	76,911
Interactive Brokers Group, Inc., Class A	1,672	101,858
Invesco, Ltd.	7,516	131,004
KKR & Co., Inc.	11,324	458,509
Lazard, Ltd., Class A	2,227	94,202
Security	Shares	Value
Capital Markets (continued)
LPL Financial Holdings, Inc.	1,665	$ 173,526
MarketAxess Holdings, Inc.	769	438,761
Morningstar, Inc.	582	134,774
Nasdaq, Inc.	2,366	314,063
Northern Trust Corp.	4,273	397,987
Owl Rock Capital Corp.	6,998	88,595
Raymond James Financial, Inc.	2,496	238,792
SEI Investments Co.	2,584	148,502
State Street Corp.	7,233	526,418
Stifel Financial Corp.	2,176	109,801
Virtu Financial, Inc., Class A	2,080	52,354
		$4,927,040
Chemicals — 1.8%
Ashland Global Holdings, Inc.	1,473	$116,662
Axalta Coating Systems, Ltd.(1)	5,082	145,091
Celanese Corp.	2,696	350,318
Eastman Chemical Co.	3,108	311,670
FMC Corp.	2,961	340,308
Huntsman Corp.	4,534	113,985
International Flavors & Fragrances, Inc.(2)	2,457	267,420
Mosaic Co. (The)	7,923	182,308
PPG Industries, Inc.	4,909	707,976
Quaker Chemical Corp.(2)	291	73,736
WR Grace & Co.	1,389	76,145
		$2,685,619
Commercial Services & Supplies — 1.2%
ADT, Inc.	4,491	$35,254
Cintas Corp.	1,751	618,908
Copart, Inc.(1)	4,188	532,923
IAA, Inc.(1)	2,666	173,237
MSA Safety, Inc.	866	129,372
Tetra Tech, Inc.	1,775	205,510
UniFirst Corp.	286	60,543
		$1,755,747
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	1,134	$329,506
Ciena Corp.(1)	3,217	170,019
F5 Networks, Inc.(1)	1,261	221,860
Juniper Networks, Inc.	7,045	158,583
Lumentum Holdings, Inc.(1)	1,590	150,732
Motorola Solutions, Inc.	3,562	605,754
		$1,636,454

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering — 0.6%
AECOM(1)	4,780	$ 237,948
EMCOR Group, Inc.	2,243	205,145
MasTec, Inc.(1)	2,383	162,473
Quanta Services, Inc.	4,045	291,321
		$ 896,887
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	1,493	$ 423,967
Vulcan Materials Co.	3,092	458,575
		$882,542
Consumer Finance — 1.1%
Ally Financial, Inc.	7,664	$273,298
Credit Acceptance Corp.(1)(2)	276	95,535
Discover Financial Services	6,427	581,836
FirstCash, Inc.	842	58,974
LendingTree, Inc.(1)(2)	232	63,519
OneMain Holdings, Inc.	1,706	82,161
Santander Consumer USA Holdings, Inc.	1,228	27,041
SLM Corp.	7,967	98,711
Synchrony Financial	12,045	418,082
		$1,699,157
Containers & Packaging — 1.7%
AptarGroup, Inc.	1,464	$200,407
Avery Dennison Corp.	1,908	295,950
Ball Corp.	6,883	641,358
Berry Global Group, Inc.(1)	3,028	170,143
Crown Holdings, Inc.(1)	3,041	304,708
Graphic Packaging Holding Co.	6,093	103,215
Packaging Corp. of America	2,150	296,507
Silgan Holdings, Inc.	1,901	70,489
Sonoco Products Co.	2,350	139,238
WestRock Co.	6,045	263,139
		$2,485,154
Distributors — 0.5%
Genuine Parts Co.	2,785	$279,698
LKQ Corp.(1)	5,882	207,282
Pool Corp.	771	287,197
		$774,177
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(1)	1,235	$213,643
Chegg, Inc.(1)(2)	3,220	290,863
frontdoor, Inc.(1)	2,241	112,521
Security	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.(1)	1,127	$ 104,935
H&R Block, Inc.	5,139	81,504
Service Corp. International	4,353	213,732
Strategic Education, Inc.	650	61,964
Terminix Global Holdings, Inc.(1)	3,258	166,191
		$ 1,245,353
Diversified Financial Services — 0.4%
Cannae Holdings, Inc.(1)	1,762	$ 78,004
Equitable Holdings, Inc.	8,427	215,647
Jefferies Financial Group, Inc.	4,982	122,557
Voya Financial, Inc.	2,676	157,375
		$573,583
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	22,469	$219,073
Cogent Communications Holdings, Inc.	807	48,315
Iridium Communications, Inc.(1)	2,455	96,543
		$363,931
Electric Utilities — 0.5%
Alliant Energy Corp.	6,362	$327,834
Avangrid, Inc.	2,226	101,172
Hawaiian Electric Industries, Inc.	4,550	161,024
Portland General Electric Co.	3,780	161,671
		$751,701
Electrical Equipment — 1.6%
Acuity Brands, Inc.	846	$102,442
AMETEK, Inc.	4,968	600,830
Generac Holdings, Inc.(1)	1,467	333,610
Hubbell, Inc.	1,228	192,538
nVent Electric PLC	3,697	86,103
Regal Beloit Corp.	881	108,196
Rockwell Automation, Inc.	2,451	614,735
Sensata Technologies Holding PLC(1)	3,662	193,134
Vertiv Holdings Co.	5,468	102,088
		$2,333,676
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.(1)	1,549	$150,718
Avnet, Inc.	2,109	74,047
Coherent, Inc.(1)	494	74,110
Corning, Inc.	16,079	578,844
Dolby Laboratories, Inc., Class A	1,383	134,331
II-VI, Inc.(1)	2,341	177,822

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(1)	750	$ 167,842
Jabil, Inc.	2,797	118,956
Keysight Technologies, Inc.(1)	4,121	544,343
Littelfuse, Inc.	552	140,572
National Instruments Corp.	2,524	110,905
Novanta, Inc.(1)	782	92,448
SYNNEX Corp.	769	62,627
Trimble, Inc.(1)	5,897	393,743
Zebra Technologies Corp., Class A(1)	1,109	426,222
		$3,247,530
Energy Equipment & Services — 0.2%
Baker Hughes Co.	17,142	$357,411
		$357,411
Entertainment — 1.3%
Liberty Formula One Group, Series C(1)	5,047	$215,002
Live Nation Entertainment, Inc.(1)	3,695	271,509
Madison Square Garden Sports Corp., Class A(1)	395	72,720
Roku, Inc.(1)	2,174	721,811
Take-Two Interactive Software, Inc.(1)	2,372	492,878
Zynga, Inc., Class A(1)	20,868	205,967
		$1,979,887
Food & Staples Retailing — 0.8%
BJ's Wholesale Club Holdings, Inc.(1)	2,800	$104,384
Casey's General Stores, Inc.	872	155,757
Grocery Outlet Holding Corp.(1)	2,013	79,010
Kroger Co. (The)	16,894	536,553
Performance Food Group Co.(1)	3,066	145,972
Sprouts Farmers Market, Inc.(1)	2,630	52,863
US Foods Holding Corp.(1)	4,986	166,084
		$1,240,623
Food Products — 2.5%
Beyond Meat, Inc.(1)(2)	1,173	$146,625
Bunge, Ltd.	3,161	207,298
Campbell Soup Co.	4,786	231,403
Conagra Brands, Inc.	11,171	405,060
Darling Ingredients, Inc.(1)	3,631	209,436
Flowers Foods, Inc.	4,436	100,387
Freshpet, Inc.(1)	939	133,329
Hain Celestial Group, Inc. (The)(1)	1,765	70,865
Hormel Foods Corp.	6,567	306,088
Ingredion, Inc.	1,488	117,061
JM Smucker Co. (The)	2,615	302,294
Security	Shares	Value
Food Products (continued)
Kellogg Co.	5,804	$ 361,183
Lamb Weston Holdings, Inc.	3,388	266,771
Lancaster Colony Corp.	427	78,453
McCormick & Co., Inc.	5,716	546,450
Post Holdings, Inc.(1)	1,455	146,969
TreeHouse Foods, Inc.(1)	1,271	54,005
		$ 3,683,677
Gas Utilities — 0.5%
New Jersey Resources Corp.	3,866	$137,436
ONE Gas, Inc.	2,174	166,898
Southwest Gas Holdings, Inc.	2,352	142,884
Spire, Inc.	2,203	141,080
UGI Corp.	6,623	231,540
		$819,838
Health Care Equipment & Supplies — 5.4%
ABIOMED, Inc.(1)	907	$294,049
Align Technology, Inc.(1)	1,507	805,311
Cooper Cos., Inc. (The)	1,092	396,745
DENTSPLY SIRONA, Inc.	4,493	235,254
Envista Holdings Corp.(1)	3,280	110,634
Globus Medical, Inc., Class A(1)	1,495	97,504
Haemonetics Corp.(1)	1,005	119,344
Hill-Rom Holdings, Inc.	1,330	130,300
Hologic, Inc.(1)	5,276	384,251
ICU Medical, Inc.(1)	426	91,373
IDEXX Laboratories, Inc.(1)	1,707	853,278
Insulet Corp.(1)	1,343	343,311
Integra LifeSciences Holdings Corp.(1)	1,451	94,199
iRhythm Technologies, Inc.(1)	575	136,396
Masimo Corp.(1)	1,056	283,409
Neogen Corp.(1)	1,044	82,789
Nevro Corp.(1)	659	114,073
Novocure, Ltd.(1)	1,727	298,840
NuVasive, Inc.(1)	1,081	60,893
Penumbra, Inc.(1)	732	128,100
Quidel Corp.(1)	784	140,846
ResMed, Inc.	2,954	627,902
STERIS PLC	1,758	333,211
Tandem Diabetes Care, Inc.(1)	1,261	120,653
Teleflex, Inc.	955	393,049
Varian Medical Systems, Inc.(1)	1,886	330,069
West Pharmaceutical Services, Inc.	1,524	431,764
Zimmer Biomet Holdings, Inc.	4,321	665,823
		$8,103,370

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.7%
Amedisys, Inc.(1)	675	$ 197,998
Chemed Corp.	314	167,240
DaVita, Inc.(1)	1,716	201,458
Encompass Health Corp.	1,987	164,305
Guardant Health, Inc.(1)	1,775	228,762
HealthEquity, Inc.(1)	1,644	114,603
Henry Schein, Inc.(1)	2,922	195,365
Laboratory Corp. of America Holdings(1)	2,011	409,339
LHC Group, Inc.(1)	638	136,098
Molina Healthcare, Inc.(1)	1,225	260,533
Premier, Inc., Class A	2,371	83,222
Quest Diagnostics, Inc.	2,764	329,386
		$2,488,309
Health Care Technology — 0.8%
Cerner Corp.	6,340	$497,563
HMS Holdings Corp.(1)	2,293	84,268
Inovalon Holdings, Inc., Class A(1)	1,832	33,287
Omnicell, Inc.(1)	852	102,257
Teladoc Health, Inc.(1)(2)	2,631	526,095
		$1,243,470
Hotels, Restaurants & Leisure — 2.6%
Aramark	5,935	$228,379
Choice Hotels International, Inc.	921	98,298
Darden Restaurants, Inc.	3,054	363,792
Domino's Pizza, Inc.	908	348,182
Hilton Worldwide Holdings, Inc.	5,859	651,872
Hyatt Hotels Corp., Class A	905	67,196
Marriott Vacations Worldwide Corp.	1,044	143,258
Planet Fitness, Inc., Class A(1)	1,996	154,949
Royal Caribbean Cruises, Ltd.	4,039	301,673
Texas Roadhouse, Inc.	1,581	123,571
Vail Resorts, Inc.	1,002	279,518
Wendy's Co. (The)	3,882	85,093
Wingstop, Inc.	641	84,965
Wyndham Destinations, Inc.	2,038	91,425
Wyndham Hotels & Resorts, Inc.	2,358	140,160
Yum! Brands, Inc.	6,261	679,694
		$3,842,025
Household Durables — 1.1%
Helen of Troy, Ltd.(1)	523	$116,205
KB Home	3,856	129,253
Leggett & Platt, Inc.	2,541	112,566
Mohawk Industries, Inc.(1)	1,177	165,898
Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	8,319	$ 176,613
NVR, Inc.(1)	88	359,028
Tempur Sealy International, Inc.(1)	4,193	113,211
TopBuild Corp.(1)	1,162	213,901
Whirlpool Corp.	1,181	213,159
		$ 1,599,834
Household Products — 0.7%
Church & Dwight Co., Inc.	4,892	$ 426,729
Clorox Co. (The)	2,527	510,252
Energizer Holdings, Inc.	1,146	48,338
		$985,319
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	16,761	$393,883
Clearway Energy, Inc., Class C	4,591	146,591
Ormat Technologies, Inc.	1,895	171,081
		$711,555
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	1,697	$265,037
		$265,037
Insurance — 4.7%
Aflac, Inc.	13,369	$594,519
Alleghany Corp.	291	175,674
American Financial Group, Inc.	1,644	144,047
American International Group, Inc.	18,046	683,222
Arch Capital Group, Ltd.(1)	8,243	297,325
Assurant, Inc.	1,250	170,275
Axis Capital Holdings, Ltd.	1,664	83,849
Brighthouse Financial, Inc.(1)	1,847	66,871
Brown & Brown, Inc.	6,026	285,693
eHealth, Inc.(1)	614	43,355
Enstar Group, Ltd.(1)	227	46,510
Erie Indemnity Co., Class A	505	124,028
Everest Re Group, Ltd.	814	190,549
First American Financial Corp.	2,289	118,181
Globe Life, Inc.	2,153	204,449
Hanover Insurance Group, Inc. (The)	760	88,859
Hartford Financial Services Group, Inc. (The)	7,410	362,942
Kemper Corp.	1,297	99,648
Kinsale Capital Group, Inc.	425	85,055
Lincoln National Corp.	3,812	191,782
Primerica, Inc.	780	104,465
Principal Financial Group, Inc.	5,703	282,926

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	8,313	$ 648,996
Reinsurance Group of America, Inc.	1,429	165,621
RenaissanceRe Holdings, Ltd.	1,047	173,614
RLI Corp.	825	85,924
Selective Insurance Group, Inc.	1,162	77,831
Travelers Cos., Inc. (The)	5,225	733,433
Unum Group	3,980	91,301
White Mountains Insurance Group, Ltd.	67	67,044
Willis Towers Watson PLC	2,789	587,586
		$7,075,574
Interactive Media & Services — 1.1%
ANGI Homeservices, Inc., Class A(1)(2)	979	$12,918
CarGurus, Inc.(1)	1,556	49,372
IAC/InterActiveCorp.(1)	1,577	298,605
Match Group, Inc.(1)	5,124	774,697
Zillow Group, Inc., Class C(1)(2)	4,304	558,659
		$1,694,251
Internet & Direct Marketing Retail — 1.0%
Chewy, Inc., Class A(1)(2)	1,439	$129,352
Etsy, Inc.(1)	2,483	441,750
Expedia Group, Inc.	2,806	371,514
GrubHub, Inc.(1)	1,984	147,352
Qurate Retail, Inc., Series A	7,492	82,187
Stamps.com, Inc.(1)	347	68,078
Wayfair, Inc., Class A(1)(2)	1,311	296,037
		$1,536,270
IT Services — 4.1%
Akamai Technologies, Inc.(1)	3,319	$348,462
Amdocs, Ltd.	2,783	197,398
Black Knight, Inc.(1)	3,136	277,066
Booz Allen Hamilton Holding Corp., Class A	3,430	299,027
Broadridge Financial Solutions, Inc.	2,389	365,995
Concentrix Corp.(1)	1,275	125,842
DXC Technology Co.	5,466	140,749
EPAM Systems, Inc.(1)	1,122	402,069
Fastly, Inc., Class A(1)(2)	1,937	169,236
Gartner, Inc.(1)	2,174	348,253
Genpact, Ltd.	3,703	153,156
GoDaddy, Inc., Class A(1)	3,457	286,758
Jack Henry & Associates, Inc.	1,564	253,352
LiveRamp Holdings, Inc.(1)	1,254	91,780
ManTech International Corp. / VA, Class A	584	51,941
MAXIMUS, Inc.	1,503	110,005
Security	Shares	Value
IT Services (continued)
MongoDB, Inc.(1)(2)	1,149	$ 412,537
Okta, Inc.(1)	2,529	643,024
Paychex, Inc.	6,770	630,829
Perspecta, Inc.	2,753	66,292
Science Applications International Corp.	1,259	119,152
Switch, Inc., Class A	3,936	64,432
VeriSign, Inc.(1)	2,125	459,850
WEX, Inc.(1)	921	187,451
		$6,204,656
Leisure Products — 0.9%
Brunswick Corp.	1,881	$143,407
Hasbro, Inc.	2,468	230,857
Mattel, Inc.(1)	7,195	125,553
Peloton Interactive, Inc., Class A(1)	4,921	746,614
YETI Holdings, Inc.(1)	1,533	104,965
		$1,351,396
Life Sciences Tools & Services — 2.2%
10X Genomics, Inc., Class A(1)	1,271	$179,973
Adaptive Biotechnologies Corp.(1)	1,497	88,518
Avantor, Inc.(1)	11,626	327,272
Bio-Rad Laboratories, Inc., Class A(1)	446	259,991
Bio-Techne Corp.	784	248,959
Bruker Corp.	1,990	107,719
Charles River Laboratories International, Inc.(1)	1,008	251,859
Medpace Holdings, Inc.(1)	596	82,963
Mettler-Toledo International, Inc.(1)	482	549,326
NeoGenomics, Inc.(1)(2)	2,192	118,017
PerkinElmer, Inc.	2,299	329,906
PRA Health Sciences, Inc.(1)	1,347	168,968
Repligen Corp.(1)	1,006	192,780
Syneos Health, Inc.(1)	1,345	91,635
Waters Corp.(1)	1,278	316,203
		$3,314,089
Machinery — 6.1%
AGCO Corp.	1,438	$148,243
Allison Transmission Holdings, Inc.	2,484	107,135
CNH Industrial NV(1)	23,471	301,368
Colfax Corp.(1)	2,349	89,826
Crane Co.	1,114	86,513
Cummins, Inc.	2,995	680,165
Donaldson Co., Inc.	2,925	163,449
Dover Corp.	3,321	419,276
Flowserve Corp.	3,054	112,540

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Fortive Corp.	7,276	$ 515,286
Gates Industrial Corp. PLC(1)	1,385	17,673
Graco, Inc.	3,900	282,165
IDEX Corp.	1,773	353,182
Ingersoll Rand, Inc.(1)	8,799	400,882
ITT, Inc.	2,004	154,348
Lincoln Electric Holdings, Inc.	1,326	154,148
Middleby Corp.(1)	1,265	163,084
Nordson Corp.	1,277	256,613
Oshkosh Corp.	1,564	134,614
Otis Worldwide Corp.	9,155	618,420
PACCAR, Inc.	7,263	626,652
Parker-Hannifin Corp.	2,670	727,335
Pentair PLC	3,775	200,415
Proto Labs, Inc.(1)	613	94,034
RBC Bearings, Inc.(1)	577	103,306
Rexnord Corp.	2,856	112,783
Snap-on, Inc.	1,053	180,210
Stanley Black & Decker, Inc.	3,416	609,961
Timken Co. (The)	1,550	119,908
Toro Co. (The)	2,550	241,842
Watts Water Technologies, Inc., Class A	613	74,602
Westinghouse Air Brake Technologies Corp.	4,130	302,316
Woodward, Inc.	1,399	170,020
Xylem, Inc.	4,151	422,530
		$9,144,844
Media — 2.1%
Altice USA, Inc., Class A(1)	6,435	$243,693
Cable One, Inc.	114	253,960
Discovery, Inc., Class A(1)(2)	10,911	328,312
DISH Network Corp., Class A(1)	5,200	168,168
Interpublic Group of Cos., Inc. (The)	9,838	231,390
Liberty Broadband Corp., Class C(1)	4,585	726,127
New York Times Co. (The), Class A	3,648	188,857
Omnicom Group, Inc.	5,403	336,985
Sirius XM Holdings, Inc.(2)	27,797	177,067
ViacomCBS, Inc., Class B	12,697	473,090
		$3,127,649
Metals & Mining — 0.6%
Nucor Corp.	7,203	$383,128
Reliance Steel & Aluminum Co.	2,060	246,685
Steel Dynamics, Inc.	6,530	240,761
		$870,574
Security	Shares	Value
Multiline Retail — 0.1%
Kohl's Corp.	2,992	$ 121,744
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	1,122	91,746
		$ 213,490
Multi-Utilities — 1.1%
Ameren Corp.	5,700	$ 444,942
CenterPoint Energy, Inc.	13,824	299,151
CMS Energy Corp.	6,668	406,815
Consolidated Edison, Inc.	7,243	523,452
		$1,674,360
Personal Products — 0.0%(3)
BellRing Brands, Inc., Class A(1)	577	$14,027
Coty, Inc., Class A	6,350	44,577
		$58,604
Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.(1)(2)	634	$51,652
Catalent, Inc.(1)	3,336	347,177
Elanco Animal Health, Inc.(1)	8,282	254,009
Horizon Therapeutics PLC(1)	4,496	328,882
Jazz Pharmaceuticals PLC(1)	1,124	185,516
Nektar Therapeutics(1)	3,772	64,124
Perrigo Co. PLC	2,933	131,164
Reata Pharmaceuticals, Inc., Class A(1)(2)	514	63,541
		$1,426,065
Professional Services — 1.5%
ASGN, Inc.(1)	1,326	$110,761
CoreLogic, Inc.	1,617	125,026
CoStar Group, Inc.(1)	807	745,894
Exponent, Inc.	1,230	110,737
FTI Consulting, Inc.(1)	869	97,085
ManpowerGroup, Inc.	1,471	132,655
Nielsen Holdings PLC	8,791	183,468
Robert Half International, Inc.	2,819	176,131
TransUnion	4,550	451,451
TriNet Group, Inc.(1)	1,027	82,776
		$2,215,984
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A(1)	7,547	$473,348
Howard Hughes Corp. (The)(1)	1,839	145,152
Jones Lang LaSalle, Inc.	1,737	257,719
Redfin Corp.(1)	4,014	275,481
		$1,151,700

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail — 1.1%
AMERCO	179	$ 81,259
J.B. Hunt Transport Services, Inc.	1,814	247,883
Kansas City Southern	2,000	408,260
Knight-Swift Transportation Holdings, Inc.	3,367	140,808
Landstar System, Inc.	803	108,132
Old Dominion Freight Line, Inc.	2,235	436,227
Saia, Inc.(1)	562	101,610
Schneider National, Inc., Class B	953	19,727
Werner Enterprises, Inc.	1,328	52,084
		$1,595,990
Semiconductors & Semiconductor Equipment — 4.8%
Brooks Automation, Inc.	1,465	$99,400
Cirrus Logic, Inc.(1)	1,177	96,749
CMC Materials, Inc.	586	88,662
Cree, Inc.(1)	2,266	239,969
Enphase Energy, Inc.(1)	2,216	388,842
Entegris, Inc.	2,746	263,891
First Solar, Inc.(1)	1,641	162,328
Inphi Corp.(1)	1,081	173,468
Lattice Semiconductor Corp.(1)	2,934	134,436
Marvell Technology Group, Ltd.	13,995	665,322
Maxim Integrated Products, Inc.	5,530	490,234
Microchip Technology, Inc.	5,310	733,364
MKS Instruments, Inc.	1,287	193,629
Monolithic Power Systems, Inc.	893	327,043
ON Semiconductor Corp.(1)	8,331	272,674
Power Integrations, Inc.	1,205	98,641
Qorvo, Inc.(1)	2,359	392,231
Semtech Corp.(1)	1,340	96,601
Silicon Laboratories, Inc.(1)	852	108,494
Skyworks Solutions, Inc.	3,427	523,920
SolarEdge Technologies, Inc.(1)	921	293,910
Teradyne, Inc.	3,828	458,939
Universal Display Corp.	903	207,509
Xilinx, Inc.	5,069	718,632
		$7,228,888
Software — 9.5%
ACI Worldwide, Inc.(1)	2,466	$94,768
Altair Engineering, Inc., Class A(1)	880	51,198
Alteryx, Inc., Class A(1)	1,113	135,552
Anaplan, Inc.(1)	2,571	184,726
ANSYS, Inc.(1)	1,780	647,564
Appfolio, Inc., Class A(1)	319	57,433
Appian Corp.(1)(2)	752	121,892
Security	Shares	Value
Software (continued)
Aspen Technology, Inc.(1)	1,408	$ 183,392
Avalara, Inc.(1)	1,672	275,696
Blackbaud, Inc.	1,103	63,489
Blackline, Inc.(1)	1,089	145,251
Box, Inc., Class A(1)	3,436	62,020
Cadence Design Systems, Inc.(1)	5,788	789,657
CDK Global, Inc.	2,482	128,642
Ceridian HCM Holding, Inc.(1)	2,806	299,007
Citrix Systems, Inc.	2,540	330,454
Cloudera, Inc.(1)	4,128	57,421
Coupa Software, Inc.(1)	1,408	477,185
CrowdStrike Holdings, Inc., Class A(1)	3,188	675,282
DocuSign, Inc.(1)	3,655	812,507
Dropbox, Inc., Class A(1)	6,186	137,267
Dynatrace, Inc.(1)	3,421	148,027
Elastic NV(1)	1,265	184,854
Envestnet, Inc.(1)	1,104	90,848
Everbridge, Inc.(1)	687	102,411
Fair Isaac Corp.(1)	712	363,861
Five9, Inc.(1)	1,333	232,475
Fortinet, Inc.(1)	2,810	417,369
Guidewire Software, Inc.(1)	1,731	222,832
HubSpot, Inc.(1)	916	363,139
j2 Global, Inc.(1)	840	82,060
Manhattan Associates, Inc.(1)	1,333	140,205
Medallia, Inc.(1)(2)	1,772	58,866
New Relic, Inc.(1)	1,161	75,929
NortonLifeLock, Inc.	12,075	250,919
Nuance Communications, Inc.(1)	5,743	253,209
Nutanix, Inc., Class A(1)	3,998	127,416
Palo Alto Networks, Inc.(1)	1,946	691,589
Paycom Software, Inc.(1)	1,022	462,200
Paylocity Holding Corp.(1)	787	162,051
Pegasystems, Inc.	831	110,739
Pluralsight, Inc., Class A(1)	2,431	50,954
Proofpoint, Inc.(1)	1,199	163,556
PTC, Inc.(1)	2,158	258,118
Q2 Holdings, Inc.(1)	1,091	138,044
Qualys, Inc.(1)	687	83,725
RealPage, Inc.(1)	1,921	167,588
RingCentral, Inc., Class A(1)	1,618	613,173
Smartsheet, Inc., Class A(1)	2,368	164,079
SS&C Technologies Holdings, Inc.	4,665	339,379
SVMK, Inc.(1)	2,476	63,262
Tenable Holdings, Inc.(1)	1,559	81,473
Trade Desk, Inc. (The), Class A(1)	856	685,656
Tyler Technologies, Inc.(1)	820	357,946

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Verint Systems, Inc.(1)	1,271	$ 85,386
Zendesk, Inc.(1)	2,369	339,051
Zscaler, Inc.(1)	1,557	310,948
		$ 14,173,740
Specialty Retail — 2.8%
Advance Auto Parts, Inc.	1,345	$ 211,851
AutoNation, Inc.(1)	1,212	84,585
AutoZone, Inc.(1)	464	550,044
Best Buy Co., Inc.	4,642	463,225
Burlington Stores, Inc.(1)	1,295	338,707
CarMax, Inc.(1)	3,200	302,272
Dick's Sporting Goods, Inc.	1,298	72,961
Five Below, Inc.(1)	1,081	189,153
Floor & Decor Holdings, Inc., Class A(1)	1,930	179,200
Foot Locker, Inc.	2,155	87,148
Gap, Inc. (The)	3,866	78,055
L Brands, Inc.	4,619	171,781
Lithia Motors, Inc., Class A	516	151,018
Penske Automotive Group, Inc.	734	43,592
RH(1)(2)	298	133,361
Tiffany & Co.	2,357	309,828
Tractor Supply Co.	2,340	328,957
Ulta Beauty, Inc.(1)	1,061	304,677
Williams-Sonoma, Inc.	1,521	154,899
		$4,155,314
Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	26,875	$318,469
HP, Inc.	28,867	709,839
NetApp, Inc.	4,561	302,121
Pure Storage, Inc., Class A(1)	4,911	111,038
Seagate Technology PLC	4,753	295,446
Western Digital Corp.	6,294	348,625
Xerox Holdings Corp.	4,136	95,914
		$2,181,452
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	799	$75,162
Columbia Sportswear Co.	647	56,535
Deckers Outdoor Corp.(1)	569	163,178
Hanesbrands, Inc.(2)	7,050	102,789
Levi Strauss & Co., Class A	1,537	30,863
PVH Corp.	1,452	136,328
Ralph Lauren Corp., Class A	901	93,470
Skechers USA, Inc., Class A(1)	2,329	83,704
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	5,458	$ 169,635
Under Armour, Inc., Class A(1)	7,283	125,049
VF Corp.	6,457	551,492
		$ 1,588,205
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	2,179	$ 94,133
MGIC Investment Corp.	6,717	84,298
New York Community Bancorp, Inc.	8,855	93,420
Radian Group, Inc.	3,856	78,084
TFS Financial Corp.	1,057	18,635
		$368,570
Trading Companies & Distributors — 1.1%
Air Lease Corp.	2,508	$111,405
Fastenal Co.	11,492	561,154
MSC Industrial Direct Co., Inc., Class A	1,051	88,694
SiteOne Landscape Supply, Inc.(1)	878	139,277
United Rentals, Inc.(1)	1,667	386,594
W.W. Grainger, Inc.	922	376,490
		$1,663,614
Water Utilities — 0.7%
American States Water Co.	1,456	$115,767
American Water Works Co., Inc.	3,867	593,468
Essential Utilities, Inc.	6,771	320,201
		$1,029,436
Wireless Telecommunication Services — 0.0%(3)
United States Cellular Corp.(1)	308	$9,452
		$9,452
Total Common Stocks (identified cost $110,750,274)		$149,504,654

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.2%
Other — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	430,050	$ 430,093
Total Other (identified cost $430,093)		$ 430,093
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(5)	1,400,437	$ 1,400,437
Total Securities Lending Collateral (identified cost $1,400,437)		$ 1,400,437
Total Short-Term Investments (identified cost $1,830,530)		$ 1,830,530
Total Investments — 100.9% (identified cost $112,580,804)		$151,335,184
Other Assets, Less Liabilities — (0.9)%		$ (1,381,450)
Net Assets — 100.0%		$149,953,734

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $4,861,907 and the total market value of the collateral received by the Fund was $5,036,535, comprised of cash of $1,400,437 and U.S. government and/or agencies securities of $3,636,098.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $430,093, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$28,581	$19,846,773	$(19,445,261)	$ —	$ —	$430,093	$212	430,050
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$149,504,654(1)	$—	$—	$149,504,654
Short-Term Investments:
Other	—	430,093	—	430,093
Securities Lending Collateral	1,400,437	—	—	1,400,437
Total Investments	$150,905,091	$430,093	$ —	$151,335,184

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.